Vanguard Strategic Equity Fund
Vanguard Strategic Small-Cap Equity Fund
Vanguard Market Neutral Fund
Supplement Dated February 26, 2021, to the Prospectuses and Summary Prospectuses
Important Changes to the Funds
Effective immediately, Cesar Orosco will be added as a co-portfolio manager to Vanguard Strategic Equity Fund, Vanguard Strategic Small-Cap Equity Fund, and Vanguard Market Neutral Fund (each, a “Fund” and collectively, the “Funds”). James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for the Funds. Each Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Fund Summary section:
Cesar Orosco, CFA, Ph.D., Senior Portfolio Manager at Vanguard. He has co-managed the Fund since February 2021.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Fund section:
Cesar Orosco, CFA, Ph.D., Senior Portfolio Manager at Vanguard. He has been with Vanguard since April 2020, has worked in investment management since 2004, has managed investment portfolios since 2004, and has co-managed the Fund since February 2021. Education: B.S., Universidad de Lima; Ph.D., University of Pennsylvania.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMB 022021
CFA® is a registered trademark owned by CFA Institute.

Vanguard Horizon Funds

Supplement Dated February 26, 2021, to the Statement of Additional Information Dated January 31, 2021

Important Changes to Vanguard Strategic Equity Fund and Vanguard Strategic Small-Cap Equity Fund
Effective immediately, Cesar Orosco will be added as a co-portfolio manager to Vanguard Strategic Equity Fund and Vanguard Strategic Small-Cap Equity Fund (each, a “Fund” and collectively, the “Funds”). James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for the Funds. Each Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-45:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Cesar Orosco[1]	Registered investment companies	7	$[2]74B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Orosco began co-managing the Funds on February 26, 2021.
2 Information provided as of October 31, 2020, and includes Vanguard Strategic Equity Fund, which held assets of $5.8 billion and Vanguard Strategic Small-Cap Equity Fund, which held assets of $1.0 billion as of October 31, 2020.
Within the same section, the following text is added under the sub-heading “4. Ownership of Securities” on page B-46:
 As of October 31, 2020, Mr. Orosco did not own shares of the Funds he managed.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 069A 022021

Vanguard Montgomery Funds

Supplement Dated February 26, 2021, to the Statement of Additional Information Dated April 28, 2020

Important Changes to Vanguard Market Neutral Fund
Effective immediately, Cesar Orosco will be added as a co-portfolio manager to Vanguard Market Neutral Fund (the Fund). James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-34:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Cesar Orosco[1]	Registered investment companies	7	$[2]74B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Orosco began co-managing the Fund on February 26, 2021.
2 Information provided as of October 31, 2020, and includes Vanguard Market Neutral Fund, which held assets of $295.9 million as of October 31, 2020.
Within the same section, the following text is added under the sub-heading “4. Ownership of Securities” on page B-35:
 As of October 31, 2020, Mr. Orosco did not own shares of Vanguard Market Neutral Fund.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 634A 022021